LOAN RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LOAN RECEIVABLE, NET
Loan receivables	¥ 289,705		¥ 596,747
Less: Allowance for doubtful accounts	(29,481)		(320,944)
Less: Adpotion of new accounting standard in 2020			(8,420)
Total	¥ 260,224	$ 40,835	¥ 267,383